Consolidated statement of comprehensive income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of comprehensive income [abstract]
Net profit (loss) for the year	$ (245)	$ 129	$ 542	[1]
Other comprehensive income (to be reclassified to statement of income in subsequent periods), net of tax:
Exchange differences on translating foreign operations	33	19	(51)
Change in value of cash flow hedges, net of tax effects	(10)	9	17
Other comprehensive income (not to be reclassified to the statement of income in subsequent periods), net of tax:
Remeasurements of post-employment benefit obligations, net of tax effects	(2)	(2)	1
Total comprehensive income (loss) for the year	(223)	155	509
Attributable to:
Owners of the Company	(35)	204	566
Non-controlling interests	(188)	(49)	(57)
Total comprehensive income (loss) for the year arises from:
Continuing operations	(228)	42	536
Discontinued operations	$ 4	$ 113	$ (27)

[1]	2023 and 2022 yearly figures are not directly comparable with 2021 yearly figures as Tigo Guatemala is fully consolidated since the acquisition of the remaining 45% shareholding on November 12, 2021. See note A.1.2. for further details.